Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Fair Value Measurement

27. Fair Value Measurement

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis include: short‑term investments, investment in equity securities with readily determinable fair value, and warrants and derivative liabilities.

The following table sets the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2019 and 2020.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value	in Active		Significant
	as of	Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	1,814,108	—	1,814,108	—
Equity securities with readily determinable fair value	90,724	90,724	—	—
Total assets	1,904,832	90,724	1,814,108	—
Liabilities
Warrant liabilities	351,750	—	—	351,750
Derivative liabilities	1,296,940	—	—	1,296,940
Total liabilities	1,648,690	—	—	1,648,690

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value	in Active		Significant
	as of	Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,850,462	—	18,850,462	—
Equity securities with readily determinable fair value	64,916	64,916	—	—
Total assets	18,915,378	64,916	18,850,462	—

Valuation Techniques

Short‑term investments: Short‑term investments are investments in financial instruments with variable interest rates and maturity dates within one year. Fair value is estimated based on quoted prices of similar financial products provided by the banks at the end of each period (Level 2). The gain/(loss) are recognized in “investment income, net” in the consolidated statements of comprehensive loss.

Equity securities with readily determinable fair value: Equity security with readily determinable fair values are marketable equity security which is publicly traded stocks measured at fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The gain/(loss) are recognized in “investment income, net” in the consolidated statements of comprehensive loss.

Warrants and derivative liabilities: as the Group’s warrants and derivative liabilities are not traded in an active market with readily observable quoted prices, the Group uses significant unobservable inputs (Level 3) to measure the fair value of these warrants and derivative liabilities at inception and at each subsequent balance sheet date.

Significant factors, assumptions and methodologies used in determining the fair value of these warrants and derivative liabilities, include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

Discount rates

Date	Discount Rate
January 7, 2019	31%
March 31, 2019	31%
June 30, 2019	30%
July 2, 2019	30%
September 30, 2019	29%
December 31, 2019	29%
March 31, 2020	30%
June 30, 2020	29%

The discount rates listed out in the table above were based on the cost of equity, which was calculated using the capital asset pricing model, or CAPM, the most commonly adopted method for estimating the required rate of return for equity. Under CAPM, the cost of equity was determined by considering a number of factors including risk‑free rate, systematic risk, equity market premium, size of our company and our ability to achieve forecasted projections.

Comparable companies

In deriving the cost of equity as the discount rates under the income approach, certain publicly traded companies were selected for reference as our guideline companies. The guideline companies were selected based on the following criteria: (i) they design, develop, manufacture and sell new energy vehicles and (ii) their shares are publicly traded in Hong Kong or the United States.

The following summarizes the roll-forward of the beginning and ending balance of the Level 3 warrants and derivative liabilities:

Total
Fair value of Level 3 warrants and derivative liabilities as of December 31, 2018	—
Issuance	1,240,859
Unrealized fair value change loss	504,164
Exercise	(45,858)
Expire	(77,739)
Translation to reporting currency	27,264
Fair value of Level 3 warrants and derivative liabilities as of December 31, 2019	1,648,690
Issuance	328,461
Unrealized fair value change gain	(272,327)
Exercise	(1,706,003)
Translation to reporting currency	1,179
Fair value of Level 3 warrants and derivative liabilities as of December 31, 2020	—

Unrealized fair value change loss/(gain) and expire are recorded "Changes in fair value of warrants and derivative liabilities" in the consolidated statements of comprehensive loss.

Assets measured at fair value on a nonrecurring basis

Assets measured at fair value on a non‑recurring basis include: investments in equity securities without readily determinable fair value, equity method investments, long‑lived assets held for use and assets held for sale. For investments in equity securities without readily determinable fair value, no measurement event occurred during the periods presented. Impairment charges of nil, RMB5,000 and nil were recognized for the years ended December 31, 2018, 2019 and 2020, respectively. For equity method investments, no impairment loss is recognized for all years presented. The Group recorded RMB292,795 impairment loss of long‑lived assets of SEV business, which has been classified as discontinued operations, in the year ended December 31, 2018, and RMB18,066 and RMB30,381 impairment loss of property, plant and equipment for the year ended December 31, 2019 and 2020, respectively.

Assets and liabilities not measured at fair value but fair value disclosure is required

Financial assets and liabilities not measured at fair value include cash equivalent, time deposits, restricted cash, trade receivable, amounts due from related parties, prepayments and other current assets, short‑term borrowings, trade and notes payable, amounts due to related parties, accruals and other current liabilities, other non‑current assets, other non‑current liabilities, long‑term borrowings and convertible debts.

The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group classifies the valuation techniques that use the inputs as Level 2 for short‑term borrowing as the rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

Trade receivable, amounts due from related parties, prepayments and other current assets, trade and notes payable, amounts due to related parties and accruals and other current liabilities are measured at amortized cost, their fair values approximate their carrying values given their short maturities.

Long‑term borrowings and convertible debts are measured at amortized cost. Their fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The fair value of these long‑term borrowings obligations approximate their carrying value as the borrowing rates are similar to the market rates that are currently available to the Group for financing obligations with similar terms and credit risks and represent a level 2 measurement.